Condensed consolidated statement of changes in equity - GBP (£) £ in Millions		Total owners' equity	Share capital and share premium	Paid-in equity	Other statutory reserves [1]	Retained earnings	Fair value	Cash flow hedging	[2],[3]	Foreign exchange		Merger	Non controlling interests	Total
Equity at beginning of period at Dec. 31, 2024		£ 39,350	£ 10,133	£ 5,280	£ 2,350	£ 11,426	£ (103)	£ (1,443)		£ 826		£ 10,881	£ 28	£ 39,378
Profit attributable to ordinary shareholders and other equity owners		2,674				2,674							1	2,675
Other comprehensive income
Realised losses in period on FVOCI equity shares						(2)	2
Remeasurement of retirement benefit schemes		9				9								9
Changes in fair value of credit in financial liabilities designated at FVTPL due to own credit risk		(1)				(1)								(1)
Unrealised gains		116					116							116
Amounts recognised in equity		102						102						102
Retranslation of net assets		(55)								(55)				(55)
Losses/gains on hedges of net assets		(40)								(40)				(40)
Amount transferred from equity to earnings		552					(4)	556						552
Tax		(194)				(2)	(19)	(186)		13				(194)
Total comprehensive income for the period		3,163				2,678	95	472		(82)			1	3,164
Transactions with owners
Ordinary share dividends paid		(1,250)				(1,250)								(1,250)
Paid in equity dividends		(186)				(186)								(186)
Paid-in equity issued	[4]	749		749										749
Purchase of non-controlling interest		(10)				(10)							(11)	(21)
Employee share schemes		32				32								32
Shares vested under employee share schemes		121			121									121
Share-based remuneration		(11)				(11)								(11)
Equity at end of period at Jun. 30, 2025		41,958	10,133	6,029	2,471	12,679	(8)	(971)		744		10,881	18	41,976
Equity at beginning of period at Dec. 31, 2025		42,599	10,021	4,571	2,613	14,419	13	(752)		833	[5]	10,881	14	42,613
Profit attributable to ordinary shareholders and other equity owners		3,184				3,184							(4)	3,180
Other comprehensive income
Remeasurement of retirement benefit schemes		7				7								7
Changes in fair value of credit in financial liabilities designated at FVTPL due to own credit risk		6				6								6
Unrealised gains		91					91							91
Amounts recognised in equity		(201)						(201)						(201)
Retranslation of net assets		(58)								(58)	[5]			(58)
Losses/gains on hedges of net assets		36								36	[5]			36
Amount transferred from equity to earnings		8					(26)	165		(131)	[5]			8
Tax		(13)				(2)	(14)	8		(5)	[5]			(13)
Total comprehensive income for the period		3,060				3,195	51	(28)		(158)	[5]		(4)	3,056
Transactions with owners
Ordinary share dividends paid		(1,835)				(1,835)								(1,835)
Paid in equity dividends		(149)				(149)								(149)
Paid-in equity issued	[4]	499		499										499
Shares repurchased	[6]	(479)	(85)		85	(479)								(479)
Sharing in success		(27)				(27)								(27)
Employee share schemes		45				45								45
Shares vested under employee share schemes		114			114									114
Share-based remuneration		(9)				(9)								(9)
Equity at end of period at Jun. 30, 2026		£ 43,818	£ 9,936	£ 5,070	£ 2,812	£ 15,160	£ 64	£ (780)		£ 675	[5]	£ 10,881	£ 10	£ 43,828

[1]	Other statutory reserves consist of Capital redemption reserves of £3,415 million (2025 - £3,218 million) and Own shares held reserves of £603 million (2025 - £747 million).
[2]	The amount transferred from equity to the income statement is mostly recorded within net interest income mainly within loans to banks and customers – amortised cost, balances at central banks, bank deposits and customer deposits
[3]	The change in the cash flow hedging reserve is driven by realised accrued interest transferred to the income statement and an increase in swap rates in the period, where the portfolio of swaps are net receive fixed from an interest rate risk perspective.
[4]	The issuance above is after netting of issuance fees of £1.5 million (2025 - £1.6 million), and the associated tax credit of £0.4 million (2025 - £0.4 million)
[5]	Includes foreign exchange reserves recycling arising from the wind-down of Ulydien Designated Activity Company (£92 million) and capital repatriation from NatWest Markets Group Holdings Corporation (£38 million)
[6]	As part of the On Market Share Buyback Programmes NatWest Group plc repurchased and cancelled 78.5 million shares in 2026. The total consideration of these shares excluding fees was £474.3 million. The nominal value of the share cancellations was transferred to the capital redemption reserve. There were no outstanding share repurchases in June that settled in July 26.